Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Consolidated Balance Sheet (Extract)

Consolidated Balance Sheets (Extract)

	December 31, 2017 (As previously reported)	Changes in accounting policy – IFRS 9	Changes in accounting policy – IFRS 15	January 1, 2018 (As restated)
	Million	Million	Million	Million

Assets
Non-current assets
Investments accounted for using the equity method	132,499	(2,194)	—	130,305
Deferred tax assets	33,343	24	(2,879)	30,488
Financial assets at fair value through other comprehensive income	—	44	—	44
Available-for-sale financial assets	44	(44)	—	—
Other non-current assets	—	—	6,469	6,469

	963,917	(2,170)	3,590	965,337

Current assets
Contract assets	—	—	4,139	4,139
Accounts receivable	24,153	(195)	—	23,958
Financial assets at fair value through profit or loss	—	65,630	—	65,630
Available-for-sale financial assets	65,630	(65,630)	—	—

	558,196	(195)	4,139	562,140

Total assets	1,522,113	(2,365)	7,729	1,527,477

	December 31, 2017 (As previously reported) Million	Changes in accounting policy – IFRS 9 Million	Changes in accounting policy – IFRS 15 Million	January 1, 2018 (As restated) Million

Equity and liabilities
Liabilities
Current liabilities
Accrued expenses and other payables	190,866	—	(782)	190,084
Deferred revenue	85,282	—	(385)	84,897

	529,982	—	(1,167)	528,815

Total liabilities	533,232	—	(1,167)	532,065

Equity
Reserves	583,506	(2,365)	8,896	590,037

Total equity	988,881	(2,365)	8,896	995,412

Total equity and liabilities	1,522,113	(2,365)	7,729	1,527,477

Summary of Effects Arising from Initial Application of IFRS 15

Consolidated Statements of Comprehensive Income (Extract)

	2018
	As reported Million	Adjustments Million	Amounts without adoption of IFRS 15 Million

Operating revenue

Revenue from telecommunications services	670,907	10,833	681,740
Revenue from sales of products and others	65,912	(5,821)	60,091

Operating expenses

Selling expenses	60,326	6,048	66,374
Cost of products sold	66,231	847	67,078
Other operating expenses	174,229	54	174,283

Consolidated Balance Sheets (Extract)

	As of December 31, 2018
	As reported Million	Adjustments Million	Balances without adoption of IFRS 15 Million

Assets
Non-current assets
Deferred tax assets	29,654	3,301	32,955
Other non-current assets	8,442	(8,442)	—

Current assets
Contract assets	5,022	(5,022)	—

Equity and liabilities
Liabilities
Current liabilities
Accrued expenses and other payables	195,572	68	195,640
Deferred revenue	63,185	177	63,362

Equity
Reserves	650,275	(10,408)	639,867